dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended				6 Months Ended
	Aug. 04, 2022	Oct. 01, 2019	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Dividends per share
Dividends per share	$ 0.3386		$ 0.3386	$ 0.3274	$ 0.3162	$ 0.3112	$ 0.6660	$ 0.6274
Dividends Declared			$ 467	$ 450	$ 428	$ 404	$ 917	$ 832
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)							5.00%
Offering price discount on Common Shares from Treasury (as a percent)		2.00%
Dividend reinvestment in Common Shares				$ 158	$ 146		$ 307	$ 289